Organization and Principal Activities - Schedule of Subsidiary Companies (Details)	6 Months Ended
Jun. 30, 2025
Neo-Concept Apparel Group Limited (“NCA”) [Member]
Schedule of Subsidiary Companies [Line Items]
Background	• A BVI company • Incorporated in August 2008 • Issued Share Capital of US$100 • Intermediate holding company
Ownership percentage	100% owned by NCI
Neo-Concept International Company Limited (“Neo-Concept HK”) [Member]
Schedule of Subsidiary Companies [Line Items]
Background	• A Hong Kong company • Incorporated in October 1992 • Issued Share Capital of HKD100,000 • Provision of one-stop apparel solution services
Ownership percentage	100% owned by NCA
Neo-Concept (UK) Limited [Member]
Schedule of Subsidiary Companies [Line Items]
Background	• A UK company • Incorporated in August 2000 • Issued Share Capital of GBP100 • Provision of online and offline retail sales of apparel products
Ownership percentage	100% owned by Neo-Concept HK
Neo-Concept Exquisite Couture Limited (“NCEC”) [Member]
Schedule of Subsidiary Companies [Line Items]
Background	• A BVI company • Incorporated in May 2024 • Issued Share Capital of US$100 • Investment holdings
Ownership percentage	100% owned by NCA
Neo-Concept Elite Fashion Co., LLC [Member]
Schedule of Subsidiary Companies [Line Items]
Background	• A Duibai company • Incorporated in May 2024 • Issued Share Capital of United Arab Emirates Dirham (“AED”)100,000 • Investment holdings
Ownership percentage	100% owned by NCEC